Revenue - Geographic Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosures
Revenue	€ 24,708	€ 23,461	€ 22,062
EMEA
Disclosures
Revenue	11,104	10,415	9,755
Germany
Disclosures
Revenue	3,658	3,352	3,034
Rest of EMEA
Disclosures
Revenue	7,446	7,063	6,721
Americas
Disclosures
Revenue	9,713	9,347	8,931
U.S.
Disclosures
Revenue	7,880	7,436	7,167
Rest of Americas
Disclosures
Revenue	1,832	1,911	1,763
APJ
Disclosures
Revenue	3,891	3,699	3,377
Japan
Disclosures
Revenue	963	885	825
Rest of APJ
Disclosures
Revenue	€ 2,928	€ 2,814	€ 2,552